Income Taxes (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Deferred tax liabilities:
Depreciation	$ (122,000)	$ (21,000)
Software development costs	(845,000)	(835,000)
Total deferred tax liabilities	(967,000)	(856,000)
Deferred tax assets:
Net operating loss carryforward	9,157,000	8,010,000
Business interest	2,539,000
Workers' compensation accruals	1,763,000	360,000
Stock-based compensation	354,000	172,000
Deferred rent	15,000	16,000
Total deferred tax assets	13,828,000	8,558,000
Valuation allowance	(12,861,000)	(7,702,000)
Total net deferred tax assets	967,000	856,000
Net deferred tax assets